UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07876

Templeton China World Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: 8/31_

Date of reporting period: 2/29/20

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON CHINA WORLD FUND

February 29, 2020

FRANKLIN TEMPLETON

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling

(800)632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

FRANKLIN TEMPLETON

Successful investing begins with ambition. And achievement only comes when you reach for it. That's why we continually strive to deliver better outcomes for investors. No matter what your goals are, our deep, global investment expertise allows us to offer solutions that can help.

During our more than 70 years of experience, we've managed through all kinds of markets—up, down and those in between. We're always preparing for what may come next. It's because of this, combined with our strength as one of the world's largest asset managers that we've earned the trust of millions of investors around the world.

Dear Shareholder:

During the six months under review, China's efforts to strengthen and diversify its economy have been over- shadowed by fears about the U.S.-China trade conflict, slowing growth and, late in the period, the novel coronavirus (COVID-19) outbreak in China that spread globally.

Investor optimism after the signing of the U.S.-China phase one trade agreement in mid-January was swiftly eclipsed by the COVID-19 outbreak. China's near-term growth has been severely impacted, but we believe a domestic-driven recovery will follow as 2020 progresses, despite uncertain foreign demand as the virus spreads globally. At period-end, the COVID-19 outbreak in China seemed largely contained as the government and many companies aimed to return people to work and resume production. The People's Bank of China took significant steps to lower interest rates for borrowers and cash reserve requirement ratios for banks and offer refinancing support for small- and medium-sized companies. We recognize the human and economic toll of the COVID-19 outbreak and continue to engage with companies to consider how they may emerge from the crisis as we seek to appropriately position our portfolios.

We are committed to our long-term perspective and disciplined investment approach as we conduct a rigorous, fundamental analysis of securities with a regular emphasis on investment risk management.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance.

China's focus on economic restructuring and long-term sustainable growth has led to quicker application of structural reforms, industry consolidation and development of local technology supply chains to replace U.S. sources. We believe China will become a leader in fifth-generation wireless technology (5G), which together with artificial intelligence and robotics could help drive China's economy as it seeks to rely less on the U.S.

Templeton China World Fund's semiannual report includes more detail about prevailing conditions and a discussion about investment decisions during the period. Please remember all securities markets fluctuate, as do mutual fund share prices.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Sincerely,

Manraj S. Sekhon, CFA

Chief Investment Officer

Franklin Templeton Emerging Markets Equity

This letter reflects our analysis and opinions as of February 29, 2020, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

Contents
Semiannual Report
Templeton China World Fund . . . . . . . . . . . . . . . . . . . . . . . . . . .	3
Performance Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7
Your Fund's Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9
Financial Highlights and Statement of Investments . . . . . .	10
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .	20
Tax Information . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	29
Shareholder Information. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	30

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

CFA® is a trademark owned by CFA Institute.

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SEMIANNUAL REPORT

Templeton China World Fund

This semiannual report for Templeton China World Fund covers the period ended February 29, 2020.

Your Fund's Goal and Main Investments

The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "China companies." Such companies are those that are organized under the laws of, or with a principal office in, the People's Republic of China (China), Hong Kong or Taiwan; or for which the principal trading market is in China, Hong Kong or Taiwan; or that derive at least 50% of their revenues from goods or services sold or produced, or have at least 50% of their assets, in China.

Performance Overview

For the six months ended February 29, 2020, the Fund's Class A shares posted a total return of +8.13%. For comparison, the MSCI China Index, which measures stock market performance of mid- and large-capitalization companies in China, posted a +10.25% cumulative total return for the same period.1 The Fund's prior benchmark, the MSCI Golden Dragon Index, posted a +9.65% return.1 For the 10-year period ended February 29, 2020, the Fund's Class A shares posted a +58.70% cumulative total return, compared with the MSCI China Index's +77.06% and the MSCI Golden Dragon Index's +102.68% cumulative total returns for the same period.2 Please note index performance information is provided for reference and we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find more performance data in the Performance Summary beginning on page 7.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from

Geographic Composition

Based on Total Net Assets as of 2/29/20

China		91.3%

Taiwan
	3.4%
Hong Kong
	2.8%
Other
	0.8%
Short-Term Investments &	1.7%

Other Net Assets

figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

China's economic year-on-year growth rate moderated to 6.0% in 2019's third and fourth quarters, the lowest rate since 1992.3 Trade tensions with the U.S. along with soft global and domestic demand weighed on the economy, while increased industrial production provided some support. Hong Kong's year-on-year growth rates contracted in 2019's third and fourth quarters, due to weak external and internal demand amid months of intense protests sparked by a proposed extradition treaty with mainland China. Taiwan's year-on-year growth rates accelerated in 2019's third and fourth quarters, aided by a recovery in exports and private spending, particularly on automobiles. The outbreak of the novel coronavirus (COVID-19) has limited growth projects in January and February 2020 in China, Taiwan and Hong Kong.

During the six months under review, the People's Bank of China lowered the loan prime rate three times, including in February to support the economy as the country grappled with the COVID-19 outbreak. Hong Kong's central bank

1.Source: Morningstar.

2.Source: Morningstar. As of 2/29/20, the Fund's Class A 10-year average annual total return not including sales charges was +4.73%, compared with the 10-year average annual total return of +5.88% for the MSCI China Index. The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

3.Source: The website of the National Bureau of Statistics of the People's Republic of China (www.stats.gov.cn).

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 14.

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followed the U.S. Federal Reserve's lead and cut its benchmark interest rate twice during the period. Taiwan's central bank left its benchmark interest rate unchanged.

Greater China stocks rose during the six-month period, outpacing many emerging market and developed market equities.4 In the first four months of the period, Greater China stocks benefited from continued global monetary easing and a phase one trade deal between the U.S. and China. Strong iPhone pre-orders particularly boosted Taiwan's export-oriented stocks. The COVID-19 outbreak depressed returns in the latter part of the period, though many investors responded positively to the Chinese government's aggressive actions to contain the disease and supportive fiscal measures. Other factors limiting Greater China stock gains throughout the period included weak global demand and anti-government protests in Hong Kong.

In this environment, the MSCI Golden Dragon Index, which measures equity market performance in China, Hong Kong and Taiwan, posted a +9.65% total return for the six months ended February 29, 2020.1 In individual markets, the MSCI China Index posted a +10.25% total return, the MSCI Hong Kong Index posted a +0.41% total return and the MSCI Taiwan Index posted a +15.08% total return.1 The MSCI China All Shares Index, which measures the performance of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China, posted a +9.53% total return.1

Investment Strategy

Our investment strategy employs a fundamental research, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. We also consider a company's profit and loss outlook, balance sheet strength, cash flow trends and asset value in relation to the current price. Our analysis considers the company's corporate governance behavior as well as its position in its sector, the economic framework and political environment.

Manager's Discussion

During the six months under review, key contributors to the Fund's absolute performance included Tencent Holdings, Alibaba Group Holding and Taiwan Semiconductor Manufacturing Co. (TSMC).

4. "Greater China" refers to China, Hong Kong and Taiwan.

Top 10 Holdings 2/29/20

Company	% of Total
Sector/Industry, Country	Net Assets

Alibaba Group Holding Ltd.	11.7%
Internet & Direct Marketing Retail, China

Tencent Holdings Ltd.	11.6%
Interactive Media & Services, China

Anta Sports Products Ltd.	3.8%
Textiles, Apparel & Luxury Goods, China

New Oriental Education & Technology Group Inc.	3.7%
Diversified Consumer Services, China

China Life Insurance Co. Ltd.	3.7%
Insurance, China

Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Semiconductors & Semiconductor Equipment, Taiwan

Ping An Insurance (Group) Co. of China Ltd.	3.1%
Insurance, China

China Merchants Bank Co. Ltd.	3.0%
Banks, China

Wuxi Biologics Cayman Inc.	2.9%
Life Sciences Tools & Services, China

China Construction Bank Corp.	2.9%
Banks, China

Tencent is one of the largest internet services companies in China. The company provides value-added Internet and mobile services, online advertising, entertainment, e-commerce and payment systems, among other products. Tencent posted muted returns early in the period following disappointing third-quarter 2019 corporate results, which included a decline in earnings despite double-digit revenue growth. Shares rose in the second half, however, on expectations of solid growth in the advertising, mobile gaming and financial technology businesses in the fourth quarter of 2019. Investors also reacted positively to new features in Tencent's popular WeChat application, which could create more monetization opportunities. Investors expect growth in gaming and social networking activities to accelerate further in 2020 as a result of the coronavirus outbreak, which delayed the start of the school year in China and increased the amount of time children spent inside.

Alibaba is the leading e-commerce company in China. The company also provides cloud computing services and offers payment, financing and logistics services. Shares rose during the period due to optimism about a partial trade deal being reached between the U.S. and China. Operationally,

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Alibaba reported strong third- and fourth-quarter 2019 corporate results supported by solid e-commerce sales growth trends in China. Shares came off their record-high levels late in the period due to concerns about the impact of the coronavirus on the company's e-commerce business. Aggressive steps by the Chinese authorities to contain the spread of the coronavirus and support the economy through monetary easing, fiscal measures and additional liquidity did somewhat ease investor concerns.

TSMC is one of the world's leading semiconductor makers and counts major technology companies among its primary clients. The chip maker posted solid revenue and earnings growth in the third and fourth quarters of 2019 due to the rollout of premium smartphones and high-performance computing applications. An improving global outlook for memory chips and easing U.S.-China trade friction boosted market sentiment toward companies within the global technology supply chain, further benefiting the company. As a supplier to smartphone maker Apple (not a Fund holding), TSMC's stock also rose due to better-than-expected sales for the latest iPhone. The company's share price reached a new high in January 2020 before correcting slightly as investors grew concerned about the impact of the coronavirus on the global supply chain.

In contrast, major detractors from absolute performance included Baozun, Dairy Farm International Holdings and Uni-President China Holdings.

Baozun is a Chinese e-commerce solutions provider. It partners with brands to execute their e-commerce strategies, providing services ranging from online store construction to site operation, digital marketing and supply chain management. The company's shares fell after it missed consensus expectations for third-quarter 2019 sales and provided weak guidance, which stated that it would take longer than previously anticipated to benefit from recent operational investments. The stock was further impacted by concerns that high fulfilment and marketing expenses as well as a write-off related to a warehouse fire would weigh on fourth-quarter 2019 earnings. Weak expectations about consumption levels in 2020 stemming from the coronavirus added to uncertainties.

Dairy Farm is a leading pan-Asian retailer with operations in supermarkets, hypermarkets (retail spaces that house a department store and supermarket), convenience stores, health and beauty stores, home furnishings stores and restaurants. 2019 revenue and operating profit declined largely due to social unrest in Hong Kong, which led to a substantial drop in visitors to the city from mainland China and adversely affected sales at the group's health and beauty products chain stores. A turnaround in the group's supermarket business in Southeast Asia, however, helped offset the decline. Ongoing expansion and business transformation costs also weighed on profits, and the company's write-off of restructuring charges further pressured its share price. Expectations that the coronavirus outbreak would materially impact 2020 corporate results led us to divest our position in the stock during the period.

Uni-President China is a leading beverage and instant noodle manufacturer in China. The company is the Chinese subsidiary of Uni-President Group, the largest food and beverage conglomerate in Taiwan. Uni-President China reported a weaker-than-expected third-quarter 2019 net profit, largely due to higher-than-expected advertising and promotional expenditures amid new product launches and a withholding tax expense. Concerns that rising raw material prices, such as those of sugar and palm oil, and intensifying competition could pressure gross margins also hurt investor confidence. Late in the period, consumer demand for packaged food and drinks picked up amid the coronavirus outbreak.

In the past six months, we increased the Fund's holdings in the real estate, consumer discretionary and health care sectors due to the availability of what we viewed as more attractive investment opportunities.5 Some additions were also made in industrials and materials companies.6 Portfolio realignment and the search for undervalued investments led to the addition of numerous new companies to the Fund. New purchases included New Oriental Education & Technology Group, a key private education service provider in China; China Merchants Bank, a China-based commercial bank; A-Living Services, a property management services company in China; and Wuxi Biologics Caymans, a leading global open-access biologics technology platform. We also added to existing investments in Ping An Insurance (Group), a major Chinese financial conglomerate involved in insurance, banking, brokerage and trust businesses; Baidu, China's premier search engine; and China Overseas Land & Investment, a major Chinese real estate company.

5.The real estate sector comprises real estate management and development in the SOI. The consumer discretionary sector comprises automobiles; diversified consumer services; hotels, restaurants and leisure; internet and direct marketing retail; specialty retail; and textiles, apparel and luxury goods in the SOI. The health care sector comprises biotechnology, health care providers and services, health care technology, life sciences tools and services, and pharmaceuticals in the SOI.

6.The industrials sector comprises commercial services and supplies, electrical equipment, industrial conglomerates and machinery in the SOI. The materials sector comprises construction materials and paper and forest products in the SOI.

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TEMPLETON CHINA WORLD FUND

Meanwhile, we reduced the Fund's investments in the consumer staples, financials, information technology and energy sectors in favor of opportunities we found more compelling, as well as to raise funds for dividend and capital gains distribution during the period.7 In terms of key sales, we reduced holdings in previously mentioned TSMC and Uni-President China, Chinese sportswear manufacturer Anta Sports Products and Hong Kong-listed insurer AIA Group. The Fund also divested its positions in Chinese energy company China Petroleum & Chemical (Sinopec), Industrial and Commercial Bank of China, Chinese pharmaceutical company Shanghai Pharmaceuticals Holding and the aforementioned Dairy Farm.

Michael Lai, CFA

Lead Portfolio Manager

Eric Mok

Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of February 29, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

7.The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The financials sector comprises banks and insurance in the SOI. The information technology sector comprises electronic equipment, instruments and components; IT services; and semiconductors and semiconductor equipment in the SOI. The energy sector comprises oil, gas and consumable fuels in the SOI.

See www.franklintempletondatasources.com for additional data provider information.

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TEMPLETON CHINA WORLD FUND

Performance Summary as of February 29, 2020

The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 2/29/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return2	Total Return3
A4
6-Month	+8.13%	+2.18%

1-Year	+1.59%	-4.00%

5-Year	+26.66%	+3.66%

10-Year	+58.70%	+4.14%

Advisor
6-Month	+8.24%	+8.24%

1-Year	+1.80%	+1.80%

5-Year	+28.24%	+5.10%

10-Year	+63.11%	+5.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (9/1/19–2/29/20)
	Net Investment	Long-Term
Share Class	Income	Capital Gain	Total

A	$0.1270	$3.0497	$3.1767

C	$—	$3.0497	$3.0497

R6	$0.2138	$3.0497	$3.2635

Advisor	$0.1809	$3.0497	$3.2306

Total Annual Operating Expenses5
	With Fee	Without Fee
Share Class	Waiver	Waiver

A	1.83%	1.83%

Advisor	1.58%	1.58%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. The government's participation in the economy is still high and, therefore, the Fund's investments in China will be subject to larger regulatory risk levels compared to many other countries. In addition, special risks are associated with international investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors. The Fund may also experience greater volatility than a fund that is more broadly diversified geographically. Historically, smaller and midsized securities have experienced more price volatility than larger company stocks, especially over the short term. Also, as a nondiversified fund investing in China companies, the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. The Fund is designed for the aggressive portion of a well-diversified portfolio. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund's prospectus also includes a description of the main investment risks.

1.The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 12/31/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2.Cumulative total return represents the change in value of an investment over the periods indicated.

3.Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4.Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5.Figures are as stated in the Fund's current prospectus and may differ from the expense ratios disclosed in the Your Fund's Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading "Actual." In these columns the Fund's actual return, which includes the effect of Fund expenses, is used to calculate the "Ending Account Value" for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings "Actual" and "Expenses Paid During Period" (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading "Hypothetical" in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading "Hypothetical" is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses	Net
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 9/1/19	Value 2/29/20	9/1/19–2/29/201, 2	Value 2/29/20	9/1/19–2/29/201, 2	Ratio2
A	$1,000	$1,081.30	$9.42	$1,015.81	$9.12	1.82%
C	$1,000	$1,076.80	$13.27	$1,012.08	$12.86	2.57%
R6	$1,000	$1,083.30	$7.30	$1,017.85	$7.07	1.41%
Advisor	$1,000	$1,082.40	$8.13	$1,017.06	$7.87	1.57%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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TEMPLETON CHINA WORLD FUND

Financial Highlights

	Six Months Ended		Year Ended August 31,
	February 29, 2020

	(unaudited)	2019	2018	2017	2016	2015

Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . . . . . . . . . . .	$18.01	$22.42	$23.49	$21.51	$26.19	$38.01
Income from investment operationsa:

Net investment income (loss)b . . . . . . . . . . . . . . . . .	(0.08)	0.14	0.29c	0.15	0.17	0.32
Net realized and unrealized gains (losses) . . . . . . . .	1.62	(1.76)	1.29	4.59	2.19	(7.53)

Total from investment operations . . . . . . . . . . . . . . . .	1.54	(1.62)	1.58	4.74	2.36	(7.21)
Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . .	(0.13)	(0.30)	(0.25)	(0.19)	(0.46)	(0.45)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .	(3.05)	(2.49)	(2.40)	(2.57)	(6.58)	(4.16)

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3.18)	(2.79)	(2.65)	(2.76)	(7.04)	(4.61)

Net asset value, end of period . . . . . . . . . . . . . . . . . .	$16.37	$18.01	$22.42	$23.49	$21.51	$26.19

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8.13%	(6.46)%	7.26%	26.00%	11.19%	(20.57)%
Ratios to average net assetse
Expenses before waiver and payments by affiliates. . . .	1.83%	1.87%	1.85%	1.94%	1.91%	1.84%
Expenses net of waiver and payments by affiliates . . . .	1.82%	1.83%	1.85%f	1.94%f,g	1.91%f,g	1.84%f
Net investment income (loss) . . . . . . . . . . . . . . . . . . .	(0.88)%	0.76%	1.26%c	0.71%	0.77%	0.98%
Supplemental data
Net assets, end of period (000's) . . . . . . . . . . . . . . . .	$145,171	$146,709	$178,315	$188,885	$186,850	$232,814
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .	45.34%	5.69%	12.15%	7.92%	3.87%	7.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.83%.

dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

10	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON CHINA WORLD FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended		Year Ended August 31,
	February 29, 2020

	(unaudited)	2019	2018	2017	2016	2015

Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period . . . . . . . . . . . . . .	$17.91	$22.13	$23.12	$21.18	$25.76	$37.52
Income from investment operationsa:

Net investment income (loss)b . . . . . . . . . . . . . . . . .	(0.14)	(—)c	0.10d	(0.03)	—c	0.08
Net realized and unrealized gains (losses) . . . . . . . .	1.59	(1.72)	1.31	4.54	2.17	(7.42)

Total from investment operations . . . . . . . . . . . . . . . .	1.45	(1.72)	1.41	4.51	2.17	(7.34)
Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . .	—	(0.01)	(—)c	—	(0.17)	(0.26)
Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .	(3.05)	(2.49)	(2.40)	(2.57)	(6.58)	(4.16)

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3.05)	(2.50)	(2.40)	(2.57)	(6.75)	(4.42)

Net asset value, end of period . . . . . . . . . . . . . . . . . .	$16.31	$17.91	$22.13	$23.12	$21.18	$25.76

Total returne . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7.68%	(7.16)%	6.52%	24.97%	10.41%	(21.16)%
Ratios to average net assetsf
Expenses before waiver and payments by affiliates. . . .	2.58%	2.62%	2.60%	2.69%	2.66%	2.56%
Expenses net of waiver and payments by affiliates . . . .	2.57%	2.58%	2.60%g	2.69%g,h	2.66%g,h	2.56%g
Net investment income (loss) . . . . . . . . . . . . . . . . . . .	(1.63)%	0.01%i	0.51%d	(0.04)%	0.02%	0.26%
Supplemental data
Net assets, end of period (000's) . . . . . . . . . . . . . . . .	$12,859	$15,744	$36,678	$42,577	$48,769	$63,486
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .	45.34%	5.69%	12.15%	7.92%	3.87%	7.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding. cAmount rounds to less than $0.01 per share. dNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.08%.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year. fRatios are annualized for periods less than one year.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

hBenefit of expense reduction rounds to less than 0.01%.

iRatio is calculated based on the Fund level net investment income, as reflected in the Statement of Operations, and adjusted for class specific expenses. The amount may not correlate with the per share amount due to the timing of income earned and/or fluctuating fair value of the investments of the Fund in relation to the timing of sales and repurchases of Fund shares.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	11

TEMPLETON CHINA WORLD FUND

FINANCIAL HIGHLIGHTS

Six Months Ended		Year Ended August 31,
February 29, 2020

(unaudited)	2019	2018	2017	2016	2015

Class R6

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . .

Income from investment operationsa:

Net investment income (loss)b . . . . . . . . . . . . . . . . .

Net realized and unrealized gains (losses) . . . . . . . .

Total from investment operations . . . . . . . . . . . . . . . .

Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . .

Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, end of period . . . . . . . . . . . . . . . . . .

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Ratios to average net assetse

Expenses before waiver and payments by affiliates. . . .

Expenses net of waiver and payments by affiliates . . . .

Net investment income (loss) . . . . . . . . . . . . . . . . . . .

Supplemental data

Net assets, end of period (000's) . . . . . . . . . . . . . . . .

Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .

$18.14	$22.55	$23.66	$21.68	$26.41	$38.27

(0.04)	0.26	0.45c	0.27	0.31	0.49
1.62	(1.81)	1.25	4.59	2.18	(7.61)

1.58	(1.55)	1.70	4.86	2.49	(7.12)

(0.21)	(0.37)	(0.41)	(0.31)	(0.64)	(0.58)
(3.05)	(2.49)	(2.40)	(2.57)	(6.58)	(4.16)

(3.26)	(2.86)	(2.81)	(2.88)	(7.22)	(4.74)

$16.46	$18.14	$22.55	$23.66	$21.68	$26.41

8.33%	(6.08)%	7.75%	26.62%	11.76%	(20.20)%
1.53%	1.57%	1.50%	1.49%	1.45%	1.37%
1.41%	1.42%	1.42%	1.44%f	1.42%f	1.37%g
(0.47)%	1.17%	1.69%c	1.21%	1.26%	1.45%
$3,189	$3,395	$3,412	$1,213	$720	$711
45.34%	5.69%	12.15%	7.92%	3.87%	7.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.26%.

dTotal return is not annualized for periods less than one year. eRatios are annualized for periods less than one year. fBenefit of expense reduction rounds to less than 0.01%.

gBenefit of waiver and payments by affiliates rounds to less than 0.01%.

12	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON CHINA WORLD FUND

FINANCIAL HIGHLIGHTS

Six Months Ended		Year Ended August 31,
February 29, 2020

(unaudited)	2019	2018	2017	2016	2015

Advisor Class

Per share operating performance

(for a share outstanding throughout the period)

Net asset value, beginning of period . . . . . . . . . . . . . .

Income from investment operationsa:

Net investment income (loss)b . . . . . . . . . . . . . . . . .

Net realized and unrealized gains (losses) . . . . . . . .

Total from investment operations . . . . . . . . . . . . . . . .

Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . .

Net realized gains . . . . . . . . . . . . . . . . . . . . . . . . .

Total distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value, end of period . . . . . . . . . . . . . . . . . .

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Ratios to average net assetse

$18.18	$22.60	$23.68	$21.68	$26.39	$38.26

(0.06)	0.20	0.35c	0.22	0.22	0.42
1.63	(1.79)	1.30	4.60	2.22	(7.61)

1.57	(1.59)	1.65	4.82	2.44	(7.19)

(0.18)	(0.34)	(0.33)	(0.25)	(0.57)	(0.52)
(3.05)	(2.49)	(2.40)	(2.57)	(6.58)	(4.16)

(3.23)	(2.83)	(2.73)	(2.82)	(7.15)	(4.68)

$16.52	$18.18	$22.60	$23.68	$21.68	$26.39

8.24%	(6.25)%	7.54%	26.31%	11.51%	(20.38)%
Expenses before waiver and payments by affiliates. . . .	1.58%	1.62%	1.60%	1.69%	1.66%	1.56%
Expenses net of waiver and payments by affiliates . . . .	1.57%	1.58%	1.60%f	1.69%f,g	1.66%f,g	1.56%f
Net investment income (loss) . . . . . . . . . . . . . . . . . . .	(0.63)%	1.01%	1.51%c	0.96%	1.02%	1.26%
Supplemental data
Net assets, end of period (000's) . . . . . . . . . . . . . . . .	$62,287	$67,189	$79,456	$83,172	$73,504	$107,454
Portfolio turnover rate . . . . . . . . . . . . . . . . . . . . . . . .	45.34%	5.69%	12.15%	7.92%	3.87%	7.42%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund's shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

bBased on average daily shares outstanding.

cNet investment income per share includes approximately $0.10 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.08%.

dTotal return is not annualized for periods less than one year. eRatios are annualized for periods less than one year.

fBenefit of waiver and payments by affiliates rounds to less than 0.01%.

gBenefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	13

TEMPLETON CHINA WORLD FUND

Statement of Investments, February 29, 2020 (unaudited)

		Country	Shares	Value

Common Stocks 98.3%
Automobiles 0.2%
Jiangling Motors Corp. Ltd., B. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	503,516	$347,517
Banks 7.4%
Bank of Ningbo Co. Ltd., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	922,927	3,321,082
China Construction Bank Corp., H. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	7,990,926	6,570,347
China Merchants Bank Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	1,402,000	6,744,836
				16,636,265
Beverages 2.9%
China Resources Beer Holdings Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	470,000	2,217,976
Luzhou Laojiao Co. Ltd., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	325,900	3,486,484
Wuliangye Yibin Co. Ltd., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	42,000	724,433
				6,428,893
Biotechnology 1.8%
a BeiGene Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	164,000	1,970,860
a Innovent Biologics Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	436,500	2,007,929
				3,978,789
Commercial Services & Supplies 2.9%
A-Living Services Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	1,447,000	6,478,509
Construction Materials 2.3%
Anhui Conch Cement Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	672,000	5,032,701
Asia Cement China Holdings Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	71,271	96,283
				5,128,984
Diversified Consumer Services 4.6%
a GSX Techedu Inc., ADR. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	46,537	1,887,075
a New Oriental Education & Technology Group Inc., ADR. . . . . . . . . . . . . . . . . . . . . . . . . .		China	65,292	8,350,194
				10,237,269
Electrical Equipment 0.9%
Sunwoda Electronic Co. Ltd., A. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	662,989	2,086,079
Electronic Equipment, Instruments & Components 2.7%
Hangzhou Hikvision Digital Technology Co. Ltd., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	457,230	2,288,782
Shennan Circuits Co. Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	50,897	1,511,052
Sunny Optical Technology Group Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	137,000	2,225,883
				6,025,717
Food & Staples Retailing 0.0%†
Beijing Jingkelong Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	509,271	79,726
Food Products 0.5%

Uni-President China Holdings Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	1,143,180	1,187,382
Health Care Providers & Services 0.5%

Sinopharm Group Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	358,000	1,124,675
Hotels, Restaurants & Leisure 2.6%
MGM China Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		Macau	1,232,400	1,703,620
Yum China Holdings Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		China	91,430	4,003,720
				5,707,340
Industrial Conglomerates 1.0%
CK Hutchison Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		Hong Kong	264,690	2,339,862

14	Semiannual Report		franklintempleton.com

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Common Stocks (continued)
Insurance 8.6%
AIA Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Hong Kong	403,100	$ 4,040,021
China Life Insurance Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	3,401,000	8,218,160
Ping An Insurance (Group) Co. of China Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	606,000	6,903,744
			19,161,925
Interactive Media & Services 13.5%
a Baidu Inc., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	34,375	4,124,312
Tencent Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	511,900	25,955,571

			30,079,883
Internet & Direct Marketing Retail 17.5%
a Alibaba Group Holding Ltd., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	125,720	26,149,760
a,b Baozun Inc., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	126,932	4,026,283
a JD.com Inc., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	85,168	3,279,820
a,c Meituan Dianping, B, Reg S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	307,600	3,968,627
a Trip.com Group Ltd., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	55,600	1,688,016
			39,112,506
IT Services 1.2%

a GDS Holdings Ltd., ADR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	29,551	1,713,071
TravelSky Technology Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	501,441	992,747

			2,705,818
Life Sciences Tools & Services 2.9%

a Wuxi Biologics Cayman Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	441,500	6,575,976
Machinery 1.5%
Weichai Power Co. Ltd., H . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	1,729,000	3,468,977
Oil, Gas & Consumable Fuels 1.5%

CNOOC Ltd.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	2,338,400	3,252,954
Paper & Forest Products 1.9%

Nine Dragons Paper Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	3,507,400	4,213,348
Pharmaceuticals 3.6%

CSPC Pharmaceutical Group Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	2,432,000	5,669,090
Jiangsu Hengrui Medicine Co. Ltd., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	194,662	2,341,139

			8,010,229
Real Estate Management & Development 6.6%

China Overseas Land & Investment Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	908,000	3,109,554
China Resources Land Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	1,196,000	5,679,047
Shimao Property Holdings Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	1,635,800	5,995,667

			14,784,268
Semiconductors & Semiconductor Equipment 4.4%

Taiwan Semiconductor Manufacturing Co. Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Taiwan	724,330	7,602,241
Will Semiconductor Ltd., A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	86,097	2,145,299

			9,747,540
Specialty Retail 0.0%†
Luk Fook Holdings (International) Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Hong Kong	48,000	117,904
Textiles, Apparel & Luxury Goods 3.8%

Anta Sports Products Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	1,034,355	8,440,985

franklintempleton.com	Semiannual Report	15

TEMPLETON CHINA WORLD FUND

STATEMENT OF INVESTMENTS (UNAUDITED)

	Country	Shares	Value

Common Stocks (continued)
Wireless Telecommunication Services 1.0%
China Mobile Ltd. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	China	276,770	$ 2,202,691
. . . . . . . . . . . . . . . . . . . . . . .Total Common Stocks (Cost $156,565,896) .			219,662,011
Short Term Investments 3.0%
Money Market Funds (Cost $4,760,898) 2.1%
d,e Institutional Fiduciary Trust Money Market Portfolio, 1.23% . . . . . . . . . . . . . . . . . . . . . . .	United States	4,760,898	4,760,898

fInvestments from Cash Collateral Received for Loaned Securities 0.9%

Money Market Funds (Cost $2,046,779) 0.9%
d,e Institutional Fiduciary Trust Money Market Portfolio, 1.23% . . . . . . . . . . . . . . . . . . . . . . .	United States 2,046,779	2,046,779
. . . . . . . . . . . . . . . . . . . . .Total Investments (Cost $163,373,573) 101.3%		226,469,688
Other Assets, less Liabilities (1.3)% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		(2,963,512)
Net Assets 100.0% . . . . . . . . . . . . . . . . . . . . . . . . . .
		$223,506,176

See Abbreviations on page 28.

†Rounds to less than 0.1% of net assets. aNon-income producing.

bA portion or all of the security is on loan at February 29, 2020. See Note 1(c).

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 29, 2020, the value of this security was $3,968,627, representing 1.8% of net assets.

dSee Note 3(f) regarding investments in affiliated management investment companies. eThe rate shown is the annualized seven-day effective yield at period end. fSee Note 1(c) regarding securities on loan.

16	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON CHINA WORLD FUND

FINANCIALS TATEMENTS

Statement of Assets and Liabilities

February 29, 2020 (unaudited)

Assets:

Investments in securities:

Cost - Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Cost - Non-controlled affiliates (Note 3f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value - Unaffiliated issuers+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Value - Non-controlled affiliates (Note 3f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Receivables:

Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Capital shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Liabilities:

Payables:

Investment securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Capital shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Payable upon return of securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Accrued expenses and other liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net assets consist of:

Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total distributable earnings (losses) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Class A:

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value per sharea . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Maximum offering price per share (net asset value per share ÷ 94.50%) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Class C:

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value and maximum offering price per sharea . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Class R6:

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value and maximum offering price per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Advisor Class:

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net asset value and maximum offering price per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

+Includes securities loaned . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$156,565,896 6,807,677

$219,662,011 6,807,677

776,742

702,366

3,688

276

227,952,760

563,008

1,417,483

226,334

40,117

69,874

2,046,779

82,989

4,446,584

$223,506,176

$123,735,452 99,770,724

$223,506,176

$145,170,824

8,870,113

$16.37

$17.32

$ 12,859,337

788,221

$16.31

$ 3,189,433

193,752

$16.46

$ 62,286,582

3,769,371

$16.52

$ 2,013,142

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	17

TEMPLETON CHINA WORLD FUND

FINANCIALS TATEMENTS

Statement of Operations

for the six months ended February 29, 2020 (unaudited)

Investment income:

Dividends: (net of foreign taxes)*

Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Non-controlled affiliates (Note 3f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Income from securities loaned:

Unaffiliated issuers (net of fees and rebates) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Non-controlled affiliates (Note 3f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expenses:

Management fees (Note 3a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Distribution fees: (Note 3c)

Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Transfer agent fees: (Note 3e)

Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Advisor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Custodian fees (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Registration and filing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Trustees' fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Total expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Expenses waived/paid by affiliates (Note 3f and 3g) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Realized and unrealized gains (losses): Net realized gain (loss) from: Investments:

Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Foreign currency transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net change in unrealized appreciation (depreciation) on: Investments:

Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Translation of other assets and liabilities

denominated in foreign currencies. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net change in unrealized appreciation (depreciation). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

$ 1,062,761 37,128

1,991

2,241

1,104,121

1,455,698

186,813

72,813

143,762

14,023

2,325

65,123

21,788

29,322

41,375

55,120

15,934

8,581

2,112,677

(11,560)

2,101,117

(996,996)

57,149,933

49,115

57,199,048

(37,417,984)

768

(37,417,216)

19,781,832

$ 18,784,836

*Foreign taxes withheld on dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .		. . . . $	113,663

18	Semiannual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

TEMPLETON CHINA WORLD FUND

FINANCIALS TATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	February 29, 2020	Year Ended
	(unaudited)	August 31, 2019

Increase (decrease) in net assets:
Operations:
Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(996,996)	$ 1,970,206
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	57,199,048	26,985,366
Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(37,417,216)	(47,947,174)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . .	18,784,836	(18,991,602)
Distributions to shareholders:

Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(24,649,838)	(22,209,901)
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2,304,710)	(2,201,467)
Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(573,952)	(387,499)
Advisor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(11,698,806)	(9,496,641)

Total distributions to shareholders. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(39,227,306)	(34,295,508)
Capital share transactions: (Note 2)

Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,412,457	926,746
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,739,929)	(15,622,877)
Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	90,190	629,958
Advisor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,150,148	2,527,109

Total capital share transactions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,912,866	(11,539,064)

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(9,529,604)	(64,826,174)
Net assets:
Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	233,035,780	297,861,954

End of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$223,506,176	$233,035,780

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Semiannual Report	19

TEMPLETON CHINA WORLD FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Templeton China World Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers four classes of shares: Class A, Class C, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for

10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transac- tions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At February 29, 2020, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

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T E MPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED )

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund's NAV is not calculated, which could result in differences between the value of the Fund's portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Lending

The Fund participates in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect to the collateral investment, securities loaned, and the risk that the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

d. Income and Deferred Taxes

It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.Organization and Significant Accounting Policies (continued)

d. Income and Deferred Taxes (continued)

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of February 29, 2020, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

e.Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At February 29, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019

	Shares	Amount	Shares	Amount

Class A Shares:
Shares solda . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,056,078	$ 18,682,714	3,910,857	$77,301,818
Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . .	1,424,399	23,858,673	1,267,133	21,477,901
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,758,387)	(31,128,930)	(4,982,242)	(97,852,973)

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	722,090	$ 11,412,457	195,748	$926,746

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

	Six Months Ended		Year Ended
	February 29, 2020		August 31, 2019

	Shares	Amount	Shares	Amount

Class C Shares:
Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	49,412	$855,653	186,314	$3,558,506
Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . .	133,589	2,233,607	123,406	2,090,496
Shares redeemeda . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(274,077)	(4,829,189)	(1,087,730)	(21,271,879)
Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(91,076)	$(1,739,929)	(778,010)	$(15,622,877)
Class R6 Shares:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . .

Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Advisor Class Shares:

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Shares issued in reinvestment of distributions . . . . . . . . . . . . . . . . . . .

Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

aMay include a portion of Class C shares that were automatically converted to Class A.

11,799	$212,620	73,938	$1,423,983
34,097	573,857	22,767	387,499
(39,319)	(696,287)	(60,841)	(1,181,524)

6,577	$90,190	35,864	$629,958

353,378	$6,578,419	975,566	$18,691,052
615,111	10,395,377	487,968	8,334,500
(894,896)	(15,823,648)	(1,283,085)	(24,498,443)

73,593	$1,150,148	180,449	$2,527,109

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Templeton Asset Management Ltd. (Asset Management)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Asset Management based on the average weekly net assets of the Fund as follows:

Annualized Fee Rate	Net Assets

1.250%	Up to and including $1 billion

1.200%	Over $1 billion, up to and including $5 billion

1.150%	Over $5 billion, up to and including $10 billion

1.100%	Over $10 billion, up to and including $15 billion

1.050%	Over $15 billion, up to and including $20 billion

1.000%	In excess of $20 billion

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. Transactions with Affiliates (continued)

b. Administrative Fees

Under an agreement with Asset Management, FT Services provides administrative services to the Fund. The fee is paid by Asset Management based on average weekly net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.35%
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1.00%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $8,457

CDSC retained . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 264

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended February 29, 2020, the Fund paid transfer agent fees of $225,233, of which $126,659 was retained by Investor Services.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

f. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 29, 2020, the Fund held investments in affiliated management investment companies as follows:

					Net Change in			Number of
	Value at				Unrealized	Value	at	Shares Held
	Beginning			Realized	Appreciation	End	of	at End of	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period		Period	Income

Non-Controlled Affiliates
									Dividends
Institutional Fiduciary Trust Money Market

Portfolio, 1.23%. . . . . . . . . . . . . . . . . . . .	$549,399	$90,736,098	$(86,524,599)	$—	$—	$4,760,898		4,760,898	$37,128
									Income from
									securities
									loaned
Institutional Fiduciary Trust Money Market

Portfolio, 1.23%. . . . . . . . . . . . . . . . . . . .	—	2,458,435	(411,656)	—	—	2,046,779		2,046,779	2,241

Total Affiliated Securities . . . . . . . . . . .	$549,399	$93,194,533	$(86,936,255)	$—	$—	$6,807,677			$39,369

g. Waiver and Expense Reimbursements

Asset Management and Investor Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs including those relating to litigation, indemnification, reorganizations, and liquidations) for Class A, Class C and Advisor Class of the Fund do not exceed 1.60%, and for Class R6 do not exceed 1.42%, based on the average net assets of each class until December 31, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.

Prior to January 1, 2020, expenses (excluding certain fees and expenses as previously disclosed) for Class R6 were limited to 1.43% based on the average net assets of the class.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 29, 2020, there were no credits earned.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5. Income Taxes

At February 29, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments . . . . . . . . . . . . . . . . . . . . . . . . .	$164,326,352

Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . .	$69,630,531
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . .	(7,487,195)

Net unrealized appreciation (depreciation) . . . . . . . . .	$62,143,336

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2020, aggregated $103,343,043 and $135,807,052, respectively.

At February 29, 2020, in connection with securities lending transactions, the Fund loaned equity investments and received

$2,046,779 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.

7. Concentration of Risk

Investing in securities of "China companies" may include certain risks and considerations not typically associated with investing in U.S. securities. In general, China companies are those that are organized under the laws of, or with a principal office or principal trading market in, the People's Republic of China, Hong Kong, or Taiwan. Such risks include fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. In addition, these securities may not be as liquid as U.S. securities.

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended February 29, 2020, the Fund did not use the Global Credit Facility.

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:

•Level 1 – quoted prices in active markets for identical financial instruments

•Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 29, 2020, in valuing the Fund's assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:a
Equity Investments:
Banks . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$3,321,082	$13,315,183	$—	$16,636,265
Beverages . . . . . . . . . . . . . . . . . . . . . . . . . .	4,210,917	2,217,976	—	6,428,893
Biotechnology. . . . . . . . . . . . . . . . . . . . . . . .	—	3,978,789	—	3,978,789
Construction Materials . . . . . . . . . . . . . . . . . .	—	5,128,984	—	5,128,984
Electronic Equipment, Instruments &
Components . . . . . . . . . . . . . . . . . . . . . . .	3,799,834	2,225,883	—	6,025,717
Food & Staples Retailing . . . . . . . . . . . . . . . .	—	79,726	—	79,726
Food Products . . . . . . . . . . . . . . . . . . . . . . .	—	1,187,382	—	1,187,382
Health Care Providers & Services . . . . . . . . . .	—	1,124,675	—	1,124,675
Hotels, Restaurants & Leisure . . . . . . . . . . . .	4,003,720	1,703,620	—	5,707,340
Industrial Conglomerates . . . . . . . . . . . . . . . .	—	2,339,862	—	2,339,862
Insurance . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	19,161,925	—	19,161,925
Interactive Media & Services . . . . . . . . . . . . .	4,124,312	25,955,571	—	30,079,883
Internet & Direct Marketing Retail . . . . . . . . . .	35,143,879	3,968,627	—	39,112,506
IT Services. . . . . . . . . . . . . . . . . . . . . . . . . .	1,713,071	992,747	—	2,705,818
Life Sciences Tools & Services . . . . . . . . . . . .	—	6,575,976	—	6,575,976
Machinery . . . . . . . . . . . . . . . . . . . . . . . . . .	—	3,468,977	—	3,468,977
Oil, Gas & Consumable Fuels. . . . . . . . . . . . .	—	3,252,954	—	3,252,954
Paper & Forest Products . . . . . . . . . . . . . . . .	—	4,213,348	—	4,213,348
Pharmaceuticals . . . . . . . . . . . . . . . . . . . . . .	2,341,139	5,669,090	—	8,010,229
Real Estate Management & Development . . . .	—	14,784,268	—	14,784,268
Specialty Retail . . . . . . . . . . . . . . . . . . . . . . .	—	117,904	—	117,904
Textiles, Apparel & Luxury Goods . . . . . . . . . .	—	8,440,985	—	8,440,985
Wireless Telecommunication Services . . . . . . .	—	2,202,691	—	2,202,691
All Other Equity Investments. . . . . . . . . . . . . .	28,896,914	—	—	28,896,914
Short Term Investments . . . . . . . . . . . . . . . . . .	6,807,677	—	—	6,807,677

Total Investments in Securities . . . . . . . . . . .	$94,362,545	$132,107,143	$—	$226,469,688

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TEMPLETON CHINA WORLD FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

9. Fair Value Measurements (continued)

aFor detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

Subsequent to February 29, 2020, there has been a global outbreak of a novel coronavirus disease (COVID-19), which the World Health Organization has declared a pandemic. Unexpected events like COVID-19 can cause adverse effects on many companies, sectors, nations, regions and the market in general, in ways that cannot be foreseen. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Abbreviations

Selected Portfolio

ADR American Depositary Receipt

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TEMPLETON CHINA WORLD FUND

Tax Information (unaudited)

At August 31, 2019, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This written statement will allow shareholders of record on December 19, 2019, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.

	Foreign Tax Paid	Foreign Source	Foreign Source Qualified
Class	Per Share	Income Per Share	Dividends Per Share

Class A . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$0.0475	$0.1839	$0.0355
Class C . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$0.0475	$0.0000	$0.0000
Class R6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$0.0475	$0.2738	$0.0529
Advisor Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$0.0475	$0.2397	$0.0463

Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.1

Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.1

At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the prior calendar year. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

1Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.

franklintempleton.com	Semiannual Report	29

TEMPLETON CHINA WORLD FUND

Shareholder Information

Proxy Voting Policies and Procedures The

Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL

33301, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

30	Semiannual Report	franklintempleton.com

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Semiannual Report and Shareholder Letter

Templeton China World Fund

Investment Manager	Distributor	Shareholder Services
Templeton Asset	Franklin Templeton Distributors, Inc.	(800) 632-2301
Management Ltd.	(800) DIAL BEN® / 342-5236
franklintempleton.com
© 2020 Franklin Templeton Investments. All rights reserved.		188 S 04/20

Item 2. Code of Ethics.

(a)The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)N/A

(d)N/A

(f)Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)The audit committee financial experts are Ann Torre Bates and David W. Niemiec they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End

Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N- CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)Changes in Internal Controls. There have been no changes in the Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure	of Securities Lending Activities for Closed-End Management
Investment Company.	N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CHINA WORLD FUND

By S\MATTHEW T. HINKLE_______

Matthew T. Hinkle

Chief Executive Officer - Finance and Administration

Date April 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE_______

Matthew T. Hinkle

Chief Executive Officer - Finance and Administration

Date April 30, 2020

By S\ROBERT G. KUBILIS______

Robert G. Kubilis

Chief Financial Officer and Chief Accounting Officer

Date April 30, 2020